Employee benefit obligations - Plan Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr (5.9)	SFr (5.6)
Employee benefit obligations at December 31	(6.3)	(5.9)
Plan assets
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	17.0	11.1
Contributions by the employer	(1.8)	1.5
Contributions by the employees	2.2	1.5
Interest income	0.1	0.0
Benefits paid	0.9	2.1
Return on plan assets excl. interest income	(1.1)	0.8
Employee benefit obligations at December 31	SFr 17.4	SFr 17.0